Financial risk management - Hedging activities (Details) £ in Thousands, $ in Thousands	Jun. 30, 2025 € / £	Jun. 30, 2025 $ / £	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 € / £	Jun. 30, 2024 $ / £	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 € / £	Jun. 30, 2023 $ / £	Jun. 30, 2023 GBP (£)
Financial risk management activities
Net debt | £			£ 550,869				£ 473,072				£ 537,277
Closing exchange rate	1.1667	1.3709			1.1799	1.2643			1.1652	1.2716
US dollar
Financial risk management activities
Net debt				$ 617,500				$ 640,500
Hedged future USD revenues				(250,000)				(172,500)
Unhedged USD borrowings				367,500				468,000
Borrowings | US dollar
Financial risk management activities
Net debt				650,000				650,000
Cash and cash equivalents
Financial risk management activities
Net debt | £			£ (86,105)				£ (73,549)				£ (76,019)
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt				$ (32,500)				$ (9,500)